SHARE CAPITAL AND RESERVES (Narrative) (Details)			1 Months Ended							12 Months Ended
		Jul. 06, 2018 CAD ($)	Oct. 16, 2018 CAD ($) share	Jul. 19, 2018 CAD ($)	Jul. 17, 2018 share	Jun. 28, 2018 CAD ($) share	Jun. 26, 2018 CAD ($) share	Oct. 16, 2017 CAD ($) share	May 30, 2017 CAD ($)	Jan. 31, 2019 USD ($) share shares	Jan. 31, 2019 CAD ($) share $ / shares shares	Jan. 31, 2018 USD ($) shares	Oct. 16, 2018 USD ($)	Jun. 28, 2018 USD ($)	Jun. 26, 2018 USD ($)	Jun. 13, 2018 USD ($) share	Jan. 31, 2018 $ / shares	Oct. 16, 2017 USD ($)
Shares issued - private placement financing										$ 3,919,162		$ 669,140
Shares issued - private placement financing (shares) | shares										2,082,000	2,082,000	3,640,000
Shares issued - to settle aged payables										$ 83,941		$ 65,192
Shares issued - to settle aged payables (in shares) | shares										50,000	50,000	360,000
Shares issued - conversion of debentures										$ 22,521,663
Shares issued - conversion of debentures (in shares) | shares										36,850,000	36,850,000
Shares issued on exercise of warrants (shares) | shares										2,750	2,750
Shares issued - option exercises (shares) | shares										100,000	100,000
Shares issued - acquisition of Silver State (shares) | shares										12,500,000	12,500,000
Shares issued - settle share payment note (shares) | shares										940,810	940,810
Number of warrants issued | share										5,156,795	5,156,795
Estimated grant date fair value of warrants										$ 1,394,883
Share Issuance Costs											$ 1,162,045
Number of share purchase warrants issued as finders' fees | shares										765,795	765,795
Share based compensation - broker's warrants										$ 233,275
Expected life of warrants issued										1 year	1 year	1 year
Expected volatility, warrants issued										102.60%	102.60%
Expected risk-free interest rate, warrants issued										1.88%	1.88%
Expected dividends yield rate, warrants issued										0.00%	0.00%	0.00%
Forfeiture Rate Warrants Issued										0.00%	0.00%	0.00%
Warrants exercisable price per share | $ / shares											$ 1.00
Warrants expire date										Mar. 25, 2019	Mar. 25, 2019
Number of stock options granted to purchase common shares exercisable | share			75,000			100,000	1,940,000	515,000
Exercise price			$ 1.33			$ 2.80	$ 2.80	$ 0.65
Estimated grant date fair value													$ 41,668	$ 138,778	$ 2,816,264			$ 258,896
Expected life (years)			2			3	3	3
Expected volatility			111.61%			111.61%	111.61%	357.00%
Risk free interest rate			2.30%			1.91%	1.87%	1.57%
Expected dividend yield rate			0.00%			0.00%	0.00%	0.00%
Forfeiture rate			0.00%			0.00%	0.00%	0.00%
Shares issued - option exercises										$ 49,991
Options transferred from reserves to share capital										$ 49,791
Warrants Exercise Price Of 1.38 Expiring June 14, 2019
Number of warrants issued | share										3,350,000	3,350,000
Exercise price of warrant issued | $ / shares	[1]										$ 1.38
Restricted Stock Unit plan
Number of stock options granted to purchase common shares exercisable | share					750,000
Maximum proportion of common shares outstanding					10.00%
ECO FIRMA FARMS
Share payment note																$ 1,905,635
Number of instruments or interests issued or issuable | share																2,142,000
Share capital
Shares issued - private placement financing				$ 5,205,000					$ 910,000	$ 3,919,162		$ 669,140
Shares issued under private placement financing per shares | $ / shares											$ 2.50						$ 0.25
Shares issued - to settle aged payables		$ 110,000							$ 90,000	83,941		$ 65,192
Shares issued - conversion of debentures										$ 25,479,998
Shares issued - conversion of debentures (in shares) | shares										36,850,000	36,850,000
Number of bonus shares issued to convertible debenture subscription agreement | shares										3,350,000	3,350,000
Additional common share warrant issued per shares | $ / shares											$ 5.00
Amount of private placement transaction cost											$ 11,532
Shares issued - option exercises										$ 99,782

[1]	Subsequent to January 31, 2019, 152,000 of these warrants were exercised.